Contents of Significant Accounts	12 Months Ended
Dec. 31, 2022
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$5,684	$6,023
Checking and savings accounts	33,738,883	42,422,443
Time deposits	88,876,572	125,467,386
Repurchase agreements collateralized by government bonds and corporate notes	10,000,992	5,922,925

Total	$132,622,131	$173,818,777

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$13,289,438	$10,275,563
Preferred stocks	2,602,622	2,939,939
Funds	3,862,932	5,044,702
Convertible bonds	691,303	230,365

Total	$20,446,295	$18,490,569

Current	$945,021	$705,918
Non-current	19,501,274	17,784,651

Total	$20,446,295	$18,490,569

UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP., exchanged shares with CHIPBOND TECHNOLOGY CORPORATION (CHIPBOND) on November 5, 2021, and obtained 14 million common shares newly issued by CHIPBOND. Please refer to Note 6(19) for further information.

(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$19,683,806	$15,007,053
Preferred stocks	151,859	182,547

Total	$19,835,665	$15,189,600

Current	$8,482,334	$3,213,057
Non-current	11,353,331	11,976,543

Total	$19,835,665	$15,189,600

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2021	2022
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	$3,407,886	$2,316,197
Common stock	UNIMICRON HOLDING LIMITED	1,461,098	2,847,385
Common stock	ITE TECH. INC.	1,514,658	1,023,266
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,546,027	3,051,603
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,863,632	5,188,267
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	890,505	580,335
Preferred stock	MTIC HOLDINGS PTE. LTD.	151,859	182,547

a.
These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income. UMC exchanged shares with CHIPBOND on November 5, 2021, and obtained 53 million common shares newly issued by CHIPBOND for the strategic cooperation between the Company and CHIPBOND. Please refer to Note 6(19) for further information.

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$465,679	$1,431,931
Derecognized during the period	—	—

Total	$465,679	$1,431,931

c.
UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into NOVATEK common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. Please refer to Note 6(13) for the Company’s unsecured exchangeable bonds.

(4)	Financial assets measured at amortized cost

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets measured at amortized cost
Time deposits with original maturities over three months	$28,843,470	$849,308
Bonds	20,000	20,000

Total	$28,863,470	$869,308

Current	$28,854,684	$861,817
Non-current	8,786	7,491

Total	$28,863,470	$869,308

(5)	Accounts Receivable, Net

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$34,818,600	$36,653,611
Less: loss allowance	(194,491)	(209,101)

Net	$34,624,109	$36,444,510

Aging analysis of accounts receivable:
	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$30,758,397	$30,545,437

Past due:
≤ 30 days	3,294,617	5,303,765
31 to 60 days	138,854	130,408
61 to 90 days	8,026	3,247
91 to 120 days	43,413	7,886
≥ 121 days	575,293	662,868

Subtotal	4,060,203	6,108,174

Total	$34,818,600	$36,653,611

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$206,084	$194,491
Net recognition (reversal) for the period	(11,593)	14,610

Ending balance	$194,491	$209,101

The collection periods for third party domestic sales and third party overseas sales were month-end
30-60
days and net 30-60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2020, 2021 and 2022, the expected credit loss rates were not greater than 0.2%. The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment. For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.

(6)	Inventories, Net

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$3,371,520	$6,335,428
Supplies and spare parts	5,106,770	7,161,216
Work in process	14,043,143	14,897,926
Finished goods	489,750	2,675,390

Total	$23,011,183	$31,069,960

a.
For the years ended December 31, 2020, 2021 and 2022, the Company recognized NT$133,143 million, NT$135,856 million and NT$145,979 million, respectively, in operating costs, of which NT$272 million
 and
 NT$426
million in 2020 and 2021, respectively, were related to reversal of write-down of inventories, and NT$98 million in 2022 was related to write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2021		2022
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,767,821	13.78	$1,862,245	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	10,337,813	13.30	13,285,169	13.27
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note C)	—	45.44	—	45.44
PURIUMFIL INC.	7,253	44.45	14,622	40.00
UNITECH CAPITAL INC.	976,559	42.00	426,070	42.00
TRIKNIGHT CAPITAL CORPORATION	4,044,867	40.00	2,117,678	40.00
HSUN CHIEH CAPITAL CORP.	229,598	40.00	210,690	40.00
HSUN CHIEH INVESTMENT CO., LTD.	3,437,053	36.49	2,980,984	36.49
YANN YUAN INVESTMENT CO., LTD.	7,013,118	28.22	5,455,743	26.78
UNITED LED CORPORATION HONG KONG LIMITED	98,954	25.14	97,156	25.14
VSENSE CO., LTD. (Note C)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	225,342	10.38	54,556	10.38

Total	$28,138,378		$26,504,913

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors.

Note C:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$12,106 million and NT$15,147 million, as of December 31, 2021 and 2022, respectively. The fair value of these investments were NT$53,491 million and NT$28,416 million as of December 31, 2021 and 2022, respectively.

Although the Company is the largest shareholder of some associates; after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation. Therefore, the Company does not control but owns significant influence over the aforementioned associates.
None of the aforementioned associates were pledged.

b.	Financial information of associates:
There is no individually significant associate for the Company. When an associate is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2020, 2021 and 2022 were NT
$(53) million, NT$(30) million and NT$103 million, respectively, which were not included in the following table.
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$1,300,263	$5,193,495	$1,626,103
Other comprehensive income (loss)	973,946	2,965,202	(1,706,960)

Total comprehensive income (loss)	$2,274,209	$8,158,697	$(80,857)

(8)	Property, Plant and Equipment

a.	2021
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194
Additions	—	—	—	—	—	—	38,284,083	38,284,083
Disposals	—	(20,455)	(3,587,695)	(791)	(5,010)	—	(22,822)	(3,636,773)
Transfers and reclassifications	(96,439)	114,081	35,718,256	2,158	433,504	204	(31,692,267)	4,479,497
Exchange effect	(102,831)	(523,656)	(5,893,187)	(306)	(32,098)	(2,696)	(242,257)	(6,797,031)

As of December 31, 2021	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Depreciation	—	1,474,241	41,329,061	5,310	531,085	7,247	—	43,346,944
Disposals	—	(20,455)	(3,580,477)	(791)	(5,003)	—	—	(3,606,726)
Transfers and reclassifications	—	1,645	125,413	—	—	—	—	127,058
Exchange effect	—	(121,750)	(4,656,461)	(143)	(19,038)	(2,085)	—	(4,799,477)

As of December 31, 2021	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466

Net carrying amount:
As of December 31, 2021	$1,491,343	$15,642,511	$86,901,818	$8,851	$1,082,791	$6,157	$22,856,033	$127,989,504

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979
Transfers and reclassifications	96,439	(18,542)	(125,413)	—	(47,516)
Exchange effect	(7,051)	(10,380)	—	(2,930)	(20,361)

As of December 31, 2021	$549,010	$2,422,389	$—	$1,312,703	$4,284,102

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Depreciation	—	94,130	—	67,347	161,477
Transfers and reclassifications	—	(1,645)	(125,413)	—	(127,058)
Exchange effect	—	(4,917)	—	(2,442)	(7,359)

As of December 31, 2021	$—	$1,095,113	$—	$1,236,790	$2,331,903

Net carrying amount:
As of December 31, 2021	$549,010	$1,327,276	$—	$75,913	$1,952,199

b.	2022
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970
Additions	—	325,943	—	—	—	—	72,270,938	72,596,881
Disposals	—	(69,897)	(6,391,003)	—	(27,782)	(2,414)	(69,640)	(6,560,736)
Transfers and reclassifications	—	219,666	46,548,734	8,154	730,317	421	(39,772,778)	7,734,514
Exchange effect	(21,127)	294,577	15,855,258	810	54,284	3,786	79,390	16,266,978

As of December 31, 2022	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466
Depreciation	—	1,443,545	38,565,229	3,946	456,017	2,816	—	40,471,553
Disposals	—	(69,489)	(6,331,532)	—	(27,421)	(2,404)	—	(6,430,846)
Transfers and reclassifications	—	161	(4,913)	—	(176)	—	—	(4,928)
Exchange effect	—	172,320	14,604,120	543	46,714	3,846	—	14,827,543

As of December 31, 2022	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788

Net carrying amount:
As of December 31, 2022	$1,470,216	$14,866,263	$96,081,903	$13,326	$1,364,476	$3,692	$55,363,943	$169,163,819

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$549,010	$2,422,389	$—	$1,312,703	$4,284,102
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(1,226)	6,345	15,562	20,681
Exchange effect	(3,223)	22,084	—	6,686	25,547

As of December 31, 2022	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

As of January 1, 2022	$—	$1,095,113	$—	$1,236,790	$2,331,903
Depreciation	—	94,644	—	60,229	154,873
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(161)	6,345	211	6,395
Exchange effect	—	13,216	—	5,696	18,912
As of December 31, 2022	$—	$1,202,812	$6,345	$1,302,266	$2,511,423

Net carrying amount:
As of December 31, 2022	$545,787	$1,240,435	$—	$32,025	$1,818,247

c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$—	$1,661

Interest rates applied	—	1.44% - 1.61%

d.	Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 1 to 30 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$4,877,702	$5,714,166
Buildings	284,011	124,420
Machinery and equipment	1,940,084	1,748,244
Transportation equipment	18,704	21,485
Other equipment	6,344	3,676

Net	$7,126,845	$7,611,991

	For the years ended December 31,
	2021	2022
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$325,268	$359,007
Buildings	121,373	119,641
Machinery and equipment	210,188	206,445
Transportation equipment	9,858	12,287
Other equipment	4,524	4,568

Total	$671,211	$701,948

i.	For the years ended December 31, 2021 and 2022, the Company’s addition to right-of-use assets amounted to NT$207 million and NT$1,130 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$557,873	$537,314
Non-current	4,510,881	5,199,781

Total	$5,068,754	$5,737,095

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets
2021
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287
Additions	—	1,333,882	56,331	330,976	1,721,189
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Reclassifications	—	(758)	—	—	(758)
Exchange effect	—	(165,543)	(95,632)	(21,862)	(283,037)

As of December 31, 2021	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Amortization	—	1,566,948	538,874	747,617	2,853,439
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Exchange effect	—	(101,050)	(66,244)	(15,771)	(183,065)

As of December 31, 2021	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351

Net carrying amount:
As of December 31, 2021	$7,614	$1,931,213	$1,166,497	$539,609	$3,644,933

2022
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284
Additions	—	2,713,534	—	480,880	3,194,414
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Reclassifications	—	(10,721)	—	—	(10,721)
Exchange effect	—	(20,774)	275,950	(5,027)	250,149

As of December 31, 2022	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351
Amortization	—	1,656,765	475,870	556,965	2,689,600
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Exchange effect	—	(23,903)	141,658	(3,780)	113,975

As of December 31, 2022	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015

Net carrying amount:
As of December 31, 2022	$7,614	$2,980,390	$824,919	$462,277	$4,275,200

The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$798,011	$1,329,850

Operating expenses	$2,055,428	$1,359,750

(11)	Short-Term Loans

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$1,924,124	$—

	For the years ended December 31,
	2020	2021	2022
Interest rates applied	0.00% - 4.05%	0.15% - 3.60%	0.33% - 3.60%

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$2,380,599	$438,397

(13)	Bonds Payable

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$31,300,000	$23,100,000
Unsecured exchangeable bonds payable	10,817,047	5,757,373
Less: Discounts on bonds payable	(1,580,389)	(672,686)

Total	40,536,658	28,184,687
Less: Current or exchangeable portion due within one year	(17,458,959)	(5,101,591)

Net	$23,077,699	$23,083,096

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest was paid annually and the principal was fully repaid in June 2021.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest was paid annually and the principal was fully repaid in March 2022.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest was paid annually and the principal was fully repaid in October 2022.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.

b.
On July 7, 2021, UMC issued
SGX-ST
listed currency linked zero coupon exchangeable bonds. In accordance with IFRS 9, the value of the exchange right, call option and put option (together referred to as Option) of the exchangeable bonds was separated from the host and accounted for as “financial liabilities at fair value through profit or loss, current”. The effective rate of the host bond was 3.49%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: US$400 million

ii.	Period: July 7, 2021 - July 7, 2026 (Maturity Date)

iii.	Redemption:

(i)
UMC may, at its option, redeem in whole or in part at the principal amount of the bonds with an interest calculated at the rate of
-0.625%
per annum (the Early Redemption Amount) at any time after the third anniversary from the issue date and prior to the Maturity Date, if the closing price of the common shares of NOVATEK on the Taiwan Stock Exchange (the “TWSE”), converted into U.S. dollars at the prevailing exchange rate, for 20 out of 30 consecutive trading days prior to the publication of the redemption notice is at least 130% of the quotient of the Early Redemption Amount multiplied by the then exchange price (converted into U.S. dollars at the Fixed Exchange Rate), divided by the principal amount of the bonds. The Early Redemption Amount will be converted into NTD based on the Fixed Exchange Rate (NTD 27.902=USD 1.00), and this fixed NTD amount will then be converted using the prevailing exchange at the time of redemption for payment in USD.

(ii)
UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount, in the event that over 90% of the bonds have been previously redeemed, repurchased and cancelled or exchanged.

(iii)
In the event of any change in ROC taxation resulting in increase of tax obligation or the necessity to pay additional interest expense or increase of additional costs to UMC, UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount. Bondholders may elect not to have their bonds redeemed but with no entitlement to any additional amounts or reimbursement of additional taxes.

(iv)	All or any portion of the bonds will be redeemable at put price at the option of bondholders on July 7, 2024 at 98.14% of the principal amount.

(v)
In the event that the common shares of NOVATEK cease to be listed or are suspended from trading for a period equal to or exceeding 30 consecutive trading days on the TWSE, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

(vi)
Upon the occurrence of a change of control (as defined in the indenture) of UMC, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Exchange:

(i)	Underlying Securities: Common Shares of NOVATEK

(ii)
Exchange Period: The bonds are exchangeable at any time on or after October 8, 2021 and prior to June 27, 2026, into NOVATEK common shares. If for any reason UMC does not have sufficient NOVATEK common shares to deliver upon the exchange of any bond, then, UMC will pay to the exchanging bondholder an amount in U.S. dollars equal to the product of the volume-weighted average closing price per NOVATEK common share on the TWSE for five consecutive trading days starting from and including the applicable exercise date (as defined in the indenture) (or such fewer number of trading days as are available within ten days starting from and including the applicable exercise date) each converted into USD at the prevailing rate on the day preceding the applicable trading day and the number of NOVATEK common shares that UMC is unable to deliver. Provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Exchange Price and Adjustment: The exchange price was originally NT$731.25 per NOVATEK common share. The exchange price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The exchange price was NT$583.3 per NOVATEK common share on December 31, 2022.

v.	Redemption on the Maturity Date:
The bonds will be redeemed with 96.92% principal amount on the maturity date unless:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder;

(ii)	The bondholders shall have exercised the exchange right before maturity; or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.
For the year ended December 31, 2022, the Company has repurchased and cancelled the outstanding principal amount of exchangeable bonds totaling US$187.1 million with derecognition of the related derivative financial liabilities. The difference between the repurchased amount and the carrying amount recognized in non-operating
other gains and losses was immaterial.

(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2021 and 2022 were as follows:

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$14,598	$9,732	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	—	18,000	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	—	60,500	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	47,568	35,676	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	13,125	4,375	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	44,000	32,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	22,759	16,552	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	101,000	84,166	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A)	18,158,940	1,915,577	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2)	12,236,000	12,415,200	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	47,000	47,000	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from Shanghai Commercial Bank	—	22,200	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Unsecured Long-Term Loan from Xiamen Bank	436,126	—
Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB¥0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.

Unsecured Long-Term Loan from Bank of China	982,791	1,797,364	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	500,000	—	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	450,000	2,000,000	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	500,000	—	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	200,000	—	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	550,000	—	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note E)	500,000	—	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (1) (Note F and G)	300,000	300,000	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note F and G)	300,000	300,000	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note F and G)	200,000	200,000	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H)	1,000,000	—	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.

Subtotal	36,624,907	19,279,342
Less: Current portion	(19,873,011)	(2,485,053)

Total	$16,751,896	$16,794,289

	For the years ended December 31,
	2020	2021	2022
Interest rates applied	0.84% - 4.67%	0.85% - 4.66%	0.86% - 5.62%

Note A:
USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan was reclassified to current liabilities as of December 31, 2021. As of February 7, 2022, the bank exemption of 2021 have been obtained and the loan was reclassified to non-current liabilities.

Note B:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion.
 This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. As of December 31, 2021, the line of credit was fully used. The expiration date of the agreement was April 16, 2022.

Note C:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from February 9, 2018. The agreement offered UMC a revolving line of credit of NT$2 billion. This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 9, 2023. As of December 31, 2021 and 2022, the unused line of credit were NT$
0.8
billion and NT$0.5 billion, respectively.

Note D:
UMC entered into a
5-year
loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3

billion. This
line of credit will be reduced starting from the

end of the third year after the first use and every three months thereafter, with a total of nine adjustments. As of

December 31, 2021, the unused line of credit was NT$0.8 billion. The expiration date of the agreement was October 27,

2022.

Note E:
UMC entered into a
5-year
loan agreement with KGI Commercial Bank, effective from May 10, 2021. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 10, 2026. As of December 31, 2021 and 2022, the unused line of credit were NT$2.5 billion and NT$3

billion, respectively.

Note F:
First Commercial Bank approved the
1-year
credit loan on January 18, 2021, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to January 17, 2022. As of December 31, 2021, the unused line of credit was NT$1.2 billion.

Note G:
First Commercial Bank approved the
1-year
credit loan on April 14, 2022, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 13, 2023. As of December 31, 2022, the unused line of credit was NT$1.2 billion.

Note H:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2021 and 2022, the unused line of credit were NT$3 billion and NT$4

billion, respectively.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long-term loans.

c.
In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount

of endorsement
for the years ended December 31, 2021 and 2022 were NT$7,450 million and NT$7,547 million, respectively. As of December 31, 2021 and 2022, the actual amount provided were NT$6,438 million and NT$2,407 million, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum am
ount

of endorsement
for the years ended December 31, 2021 and 2022 were
NT
$18,753

million

and
NT
$17,876

million, respectively. As of December 31, 2021 and 2022, the actual amount provided were NT$14,566 million and NT$7,878 million, respectively.

(15)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of the R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,478 million, NT$1,636 million and NT$1,880 million were contributed by the Company for the years ended December 31, 2020, 2021 and 2022, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2020, 2021 and 2022, total pension expenses of NT$40 million, NT$23 million and NT$34 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,561,999)	$(5,458,333)
Items recognized as profit or loss:
Service cost	(11,009)	(9,911)
Interest cost	(16,130)	(33,842)

Subtotal	(27,139)	(43,753)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	(4,537)	—
Arising from changes in financial assumptions	(123,140)	227,790
Experience adjustments	(91,268)	(56,959)

Subtotal	(218,945)	170,831

Benefits paid	349,750	224,632

Defined benefit obligation at end of year	$(5,458,333)	$(5,106,623)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,399,345	$1,581,012
Items recognized as profit or loss:
Interest income on plan assets	4,059	9,802
Contribution by employer	505,890	745,066
Benefits paid	(349,750)	(224,632)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	21,468	125,973

Fair value of plan assets at end of year	$1,581,012	$2,237,221

The actual returns on plan assets of the Company for the years ended December 31, 2021 and 2022 were NT$26 million and NT$136 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,458,333)	$(5,106,623)
Fair value of plan assets	1,581,012	2,237,221

Funded status	(3,877,321)	(2,869,402)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(3,877,321)	$(2,869,402)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2021	2022
Cash	24%	20%
Equity instruments	43%	47%
Debt instruments	23%	22%
Others	10%	11%
Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2021	2022
Discount rate	0.62%	1.24%
Rate of future salary increase	4.25%	4.25%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2022
NT$ (In Thousands)
2023	$481,492
2024	450,628
2025	466,474
2026	454,835
2027	454,663
2028 and thereafter	3,270,344

Total	$5,578,436

The Company expects to make pension fund contribution of NT$337 million in 2023. The weighted-average durations of the defined benefit obligation were 8 years and 7 years as of December 31, 2021 and 2022, respectively.

vii.	Sensitivity analysis:

As of December 31, 2021
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$207,999	$(220,561)	$(184,551)	$176,567

As of December 31, 2022
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$172,801	$(182,478)	$(151,050)	$145,000

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(16)	Deferred Government Grants

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$10,207,109	$8,543,798
Arising during the period	2,498,990	174,352
Recorded in profit or loss:
Other operating income	(4,069,055)	(4,164,189)
Exchange effect	(93,246)	123,483

Ending balance	$8,543,798	$4,677,444

Current (classified under other current liabilities)	$4,096,742	$2,681,842
Non-current (classified under other noncurrent liabilities)	4,447,056	1,995,602

Total	$8,543,798	$4,677,444

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment and recorded in the net other operating income and expenses.

(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$724,207	$1,139,227

(18)	Decommissioning liabilities (classified under other noncurrent liabilities)

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Decommissioning liabilities	$—	$366,863

Under certain applicable agreement, the Company is obligated to dismantling and removing the items of property, plant and equipment and restoring the site on which they are located. Accordingly, the Company recognized the liability pursuant to the present value of the estimated decommissioning and restoration cost for the year ended December 31, 2022.

(19)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2021 and 2022, of which 12,483 million shares and 12,505 million shares were issued as of December 31, 2021 and 2022, respectively, each at a par value of NT$10.

ii.
UMC had 149 million and 135

million ADSs, which were traded on the NYSE as of December 31, 2021 and 2022,

respectively. The total number of common shares of UMC represented by all issued ADSs were 746 million shares and

674

million shares as of December 31, 2021 and 2022, respectively. One ADS represents five common shares.

iii.
On June 9, 2021 and December 5, 2022, UMC issued restricted stocks for its employees in a total of
 1

million
shares and 23 million shares with a par value of NT$10 each, respectively. The aforementioned issuance of new shares was approved by the competent authority and the registration was completed. Please refer to Note 6(20) for the information of restricted stocks.

iv.
For the years ended December 31, 2021 and 2022, UMC has recalled and cancelled 2 million shares and 2 million shares, respectively of unvested restricted stocks issued for employees according to the issuance plan. The aforementioned reduction of capital was approved by the competent authority and the registration was completed.

v.
On September 3, 2021, the Board of Directors’ meeting approved the share exchange transaction with CHIPBOND. UMC issued 61 million common shares with a par value of NT$10 and obtained 53 million common shares newly issued by CHIPBOND. The aforementioned issuance of new shares was approved by the competent authority and the change in share registration was completed. The share exchanged date was November 5, 2021. Please refer to Note 6(3) for further information.

b.	Treasury stock:
On September 3, 2021, the share exchange transaction with CHIPBOND was approved by FORTUNE’s Board of Directors’ meeting. The 16 million shares of UMC held by FORTUNE were exchanged for 14 million common shares newly issued by CHIPBOND. As of December 31, 2021 and 2022, UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH), held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD. (YANN YUAN), held 160 million and 193 million shares of UMC’s stock, respectively. HSUN CHIEH measured UMC’s stock as financial assets at fair value through profit or loss while YANN YUAN measured UMC’s stock as financial assets at fair value through other comprehensive income. The closing prices of UMC’s stock on December 31, 2021 and 2022 were NT$65.00 and NT$40.70, respectively.

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order :

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, if applicable, may be distributed preferentially as preferred shares dividends for the current year, and if there is still a remaining balance, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the shareholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as shareholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the shareholders’ meeting every year. The distribution of shareholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.
According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.
The appropriation of earnings for 2021 was approved by the shareholders’ meeting held on May 27, 2022, while the appropriation of earnings for 2022 was proposed by the Board of Directors’ meeting on February 22, 2023. The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2021	2022	2021	2022
Legal reserve	$5,832,570	$8,905,139
Special reserve	(3,250,434)	(2,180,156)
Cash dividends	—	45,017,096	$—	$3.60

I
n addition, the shareholders’ meeting held on May 27, 2022 approved to distribute cash from additional paid-in
capital of NT$37,446 million, at NT$3 per share.
The aforementioned 2021 appropriation approved by shareholders’ meeting was consistent with the resolutions of the Board of Directors’ meeting held on February 24, 2022.
The appropriation of 2022 unappropriated retained earnings has not yet been approved by the shareholders’ meeting as of the reporting date. Information relevant to the Board of Directors’ meeting resolutions and shareholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(22) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Balance as of January 1	$410,065	$113,356	$223,181
Impact of retroactive applications	—	—	(66,089)

Adjusted balance as of January 1	410,065	113,356	157,092
Attributable to non-controlling interests:
Net income (loss)	(2,009,077)	(668,245)	819,960
Other comprehensive income (loss)	126,653	(19)	8
Disposal of subsidiaries	(51,565)	—	—
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	106,879	—	—
Share-based payment transactions	—	—	1,490

Changes in subsidiaries’ ownership	(10,331)	(11,126)	(1,339)
Non-controlling interests	(551,608)	23,430	5,456
Derecognition of the non-controlling interests	2,092,340	765,785	(638,988)

Ending balance	$113,356	$223,181	$343,679

(20)	Share-Based Payment

a.	Treasury stock plan for employees
In September 2020, the Company executed a compensation plan to offer 105 million shares of treasury stock to qualified employees of the Company. The compensation cost for the share-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of UMC’s shares on the grant date was
 NT$21.45 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost once granted, whereas for the stocks with requisite service conditions to vest at the end of one year from the date of grant, the Company recognizes the compensation cost over the period in which the services conditions are fulfilled, together with a corresponding increase in equity. The compensation plan had expired in September 2021. For the years ended December 31, 2020 and 2021, the compensation costs of NT$348 million and NT$226 million, respectively, were recognized in expenses by the Company.

b.	Restricted stock plan for employees
On June 10, 2020, the shareholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of UMC without consideration. The maximum shares to be issued are 233 million common shares. UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective declaration from the competent authority.
The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 200 million shares and 1 million shares of restricted stock for employees were issued without consideration on September 1, 2020 and June 9, 2021, respectively. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions,
UMC
will recall and cancel their stocks without consideration. During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.

O
n May 27, 2022, the shareholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of the Company without consideration. The maximum shares to be issued are 50 million common shares. UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within two years from the date of receiving the effective declaration from the competent authority.
The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 23 million shares of restricted stock for employees were issued without consideration on December 5, 2022. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, UMC will recall and cancel their stocks without consideration. During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.
The aforementioned compensation costs for the equity-settled share-based payment issued in 2020 and 2022 wer
e
 measured at fair value based on the closing quoted market price of the shares on the grant date, NT$21.8
,

NT$53.0

and NT$44.4 per share, respectively. The unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. For the years ended December 31, 2020, 2021 and 2022, the compensation costs of NT$504 million, NT$1,520 million and NT$1,352 million, respectively, were recognized in expenses by the Company.

c.	Stock appreciation right plan for employees
In September 2020 and June 2021, the Company executed a compensation plan to grant 26 million units and 1 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration, respectively. One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC.

The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2022, the assumptions used are as follows:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$40.70	$40.70
Expected volatility	38.96% - 40.38%	36.35% - 44.77%
Expected life	0.67-1.67 years	0.44-2.44 years
Expected dividend yield	5.50%	5.50%
Risk-free interest rate	0.95% - 1.08%	0.92% - 1.13%
For the years ended December 31, 2020, 2021 and 2022, the compensation costs of NT$80 million, NT$271 million and NT$210 million, respectively, were recognized in expenses by the Company. The liabilities for stock appreciation right recognized which were classified under other payables and other noncurrent liabilities amounted to NT$352 million and NT$340 million as of December 31, 2021 and 2022, respectively. The intrinsic value for the liabilities of vested rights was nil.

(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$169,885,201	$204,594,399	$265,600,173
Others	6,935,713	8,416,619	13,105,091

Total	$176,820,914	$213,011,018	$278,705,264

ii.	By geography

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$65,003,509	$80,655,096	$87,500,215
Singapore	26,054,856	29,068,748	39,093,439
China (includes Hong Kong)	22,629,388	31,176,136	46,146,545
Japan	15,363,352	13,705,192	17,667,412
USA	24,546,963	24,270,210	35,175,569
Europe	6,416,235	5,628,998	8,831,645
Others	16,806,611	28,506,638	44,290,439

Total	$176,820,914	$213,011,018	$278,705,264

The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

iii.	By the timing of revenue recognition

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$174,492,036	$211,074,982	$276,175,120
Over time	2,328,878	1,936,036	2,530,144

Total	$176,820,914	$213,011,018	$278,705,264

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2021	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$625,222	$677,326	$766,691
Less: Loss allowance	(367,381)	(357,705)	(393,373)

Net	$257,841	$319,621	$373,318

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement as disclosed in Note 9(7).

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2021	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$2,497,469	$4,083,140	$3,985,003

Current	$2,040,989	$3,441,754	$3,546,815
Non-current	456,480	641,386	438,188

Total	$2,497,469	$4,083,140	$3,985,003

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company recognized NT$1,416 million and NT$3,112 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2021 and 2022.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$167 million and NT$223 million as of December 31, 2021 and 2022, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2021 and 2022, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets which amounted to NT$612 million and NT$721 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(22)	Operating Costs and Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2020			2021			2022
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)

Employee benefit expenses
Salaries	$20,367,325	$9,412,151	$29,779,476	$23,388,888	$11,806,207	$35,195,095	$30,074,528	$13,928,646	$44,003,174
Labor and health insurance	1,061,848	452,848	1,514,696	1,183,315	458,179	1,641,494	1,368,803	471,788	1,840,591
Pension	1,138,429	379,298	1,517,727	1,259,044	399,879	1,658,923	1,489,076	424,752	1,913,828
Other employee benefit expenses	274,838	121,858	396,696	335,829	144,668	480,497	373,739	165,114	538,853
Depreciation	43,969,732	1,926,226	45,895,958	42,002,745	1,908,719	43,911,464	39,305,321	1,756,609	41,061,930
Amortization	895,732	1,848,651	2,744,383	834,384	2,060,558	2,894,942	1,470,912	1,370,422	2,841,334
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the shareholders’ meeting for such distribution.
The Company recognized the employees and directors’ compensation in the profit or loss with corresponding other payables during the periods when earned for the years ended December 31, 2020, 2021 and 2022. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors’ meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.

The distributions of employees and directors’ compensation for 2020 and 2021 were reported to the shareholders’ meeting on July 7, 2021 and May 27, 2022, respectively, while the distributions of employees and directors’ compensation for 2022 were approved through the Board of Directors’ meeting on February 2
2
, 2023. The details of distribution were as follows:

	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$2,581,675	$4,770,909	$9,160,485
Directors’ compensation	32,369	25,264	45,000
The aforementioned employees and directors’ compensation for 2020 and 2021 reported during the shareholders’ meeting were consistent with the resolutions of the Board of Directors’ meeting held on February 24, 2021 and February 24, 2022, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,179,643	$5,269,412	$5,058,658
Rental income from property, plant and equipment	198,860	187,166	192,833
Gain on disposal of property, plant and equipment	1,137,320	143,735	482,983
Others	(261,933)	(373,482)	(394,827)

Total	$6,253,890	$5,226,831	$5,339,647

(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$2,011,403	$2,892,470	$(1,247,962)
Gain (loss) on disposal of investments	(91,070)	(16,388)	50,553
Others	(1,871,567)	(2,009,952)	62,869

Total	$48,766	$866,130	$(1,134,540)

Others included the
one-time
payment to MICRON TECHNOLOGY, INC. (MICRON) due to the worldwide settle agreement between UMC and MICRON (Please refer to Note 9(7)) and the losses of financial instrument transaction recognized in 2021, and the losses for the settlement approved by the U.S. Department of Justice regarding allegation of conspiracy to engage in theft of trade secrets recognized in 2020.

b.	Finance costs

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$377,193	$437,055	$486,079
Bank loans	1,417,028	1,285,708	1,100,840
Lease liabilities	154,730	145,187	166,928
Others	55,467	139	31,464
Financial expenses	69,015	94,841	81,018

Total	$2,073,433	$1,962,930	$1,866,329

(25)	Components of Other Comprehensive Income (Loss )

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689

Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$2,346,937	$7,088,975	$17,582,039
Adjustments in respect of current income tax of prior periods	(1,140,060)	(150,260)	(585,941)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	49,035	407,280	2,276,015
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	683,080	723,270	60,178
Adjustment of prior year’s deferred income tax	(246,173)	(130,841)	8,611
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(1,736)	(20,172)	(14,007)

Income tax expense recorded in profit or loss	$1,691,083	$7,918,252	$19,326,895

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$38,516	$39,495	$(59,361)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(134,887)	(360,061)	(71,121)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(115,048)	(96,510)	123,483

Income tax related to items that will not be reclassified subsequently to profit or loss	$(211,419)	$(417,076)	$(6,999)

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$38,541	$23,175	$883,238
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	7,372	6,763	(23,672)

Income tax related to items that may be reclassified subsequently to profit or loss	$45,913	$29,938	$859,566

iii. Income tax charged directly to equity

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$—	$(203)	$—
Deferred income tax expense (benefit):
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	3,691	—	—
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(91)	22	(2,720)

Income tax charged directly to equity	$3,600	$(181)	$(2,720)

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$22,542,750	$58,496,432	$109,625,660

At UMC’s statutory income tax rate	4,508,550	11,699,286	21,925,132
Adjustments in respect of current income tax of prior periods	(1,140,060)	(150,260)	(585,941)
Net changes in loss carry-forward and investment tax credits	447,570	(845,267)	(465,152)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(505,537)	183,123	(281,319)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(2,500,688)	(3,258,695)	(4,384,566)
Investment loss (gain)	(431,501)	(1,388,877)	1,827,822
Dividend income	(130,672)	(171,725)	(423,027)
Others	32,268	6,463	(340,745)
Basic tax	2,803	—	—
Estimated income tax on unappropriated earnings	1,087,216	1,558,031	1,247,910
Effect of different tax rates applicable to UMC and its subsidiaries	(191,687)	116,174	605,929
Taxes withheld in other jurisdictions	25,193	43,443	35,979
Others	487,628	126,556	164,873

Income tax expense recorded in profit or loss	$1,691,083	$7,918,252	$19,326,895

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,155,961	$2,056,568
Loss carry-forward	62,367	94
Pension	770,847	569,193
Refund liabilities	140,861	138,617
Allowance for inventory valuation losses	433,630	507,621
Investment loss	349,794	474,405
Unrealized profit on intercompany sales	1,125,370	906,793
Others	439,439	572,945

Total deferred income tax assets	5,478,269	5,226,236

Deferred income tax liabilities
Unrealized exchange gain	(580,191)	(534,541)
Depreciation	(78,792)	(70,133)
Investment gain	(1,354,740)	(2,648,989)
Bonds	(6,353)	(10,322)
Amortizable assets	(303,841)	(298,451)

Total deferred income tax liabilities	(2,323,917)	(3,562,436)

Net deferred income tax assets	$3,154,352	$1,663,800

d.	Movement of deferred tax

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$4,700,868	$3,154,352
Amounts recognized in profit or loss during the period	(979,537)	(2,330,797)
Amounts recognized in other comprehensive income (loss)	(387,138)	852,567
Amounts recognized in equity	22	(2,720)
Exchange adjustments	(179,863)	(9,602)

Balance as of December 31	$3,154,352	$1,663,800

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2022, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 20
20
, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2012.

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption had expired on December 31, 2020.

g.
UMC’s branch in Singapore obtained two tax incentives granted by the Singapore government for a period of five years from August 2020. The qualifying incomes are either tax-exempt
or taxed at concessionary tax rate. The incentive period will end in July 2025.

h.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized were as follows:

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)

Expiry period
1-5 years	$38,562,420	$35,263,925
6-10 years	2,730,567	1,995,256

Total	$41,292,987	$37,259,181

i.	As of December 31, 2021 and 2022, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$4,433 million and NT$3,001 million, respectively.

j.
As of December 31, 2021 and 2022, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$14,904 million and NT$21,658 million, respectively.

(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$22,860,744	$51,246,425	$89,478,805

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	12,005,126	12,095,312

Earnings per share-basic (NTD)	$1.93	$4.27	$7.40

b.	Earnings per share-diluted

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$22,860,744	$51,246,425	$89,478,805
Effect of dilution
Unsecured convertible bonds	69,019	—	—

Income attributable to shareholders of the parent	$22,929,763	$51,246,425	$89,478,805

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	12,005,126	12,095,312
Effect of dilution
Restricted stocks for employees	30,911	159,478	156,098
Employees’ compensation	65,657	80,243	238,242
Unsecured convertible bonds	303,630	—	—

Weighted-average number of ordinary shares after dilution (thousand shares)	12,250,250	12,244,847	12,489,652

Earnings per share-diluted (NTD)	$1.87	$4.19	$7.16

(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2020

			Non-cash changes
Items	As of January 1, 2020	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2020
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069		$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—		33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157 (Note C	) )	18,690,384
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—		235,992 (Note D	)
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501		5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964		20,746,624
For the year ended December 31, 2021

			Non-cash changes
Items	As of January 1, 2021	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note E	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note D	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note B)	20,746,624	—	(163,387)	382,972		20,966,209

For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)

Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079 (Note E	)	28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note D	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note F	)	5,737,095
Other financial liabilities (Note B)	20,966,209	—	306,902	176,376		21,449,487
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(6) for more details on other financial liabilities.
Note C: Other non-cash changes of bonds payable for the year ended December 31, 2020 mainly consisted of conversion of convertible bonds.
Note D: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note E: Please refer to Note 6(13) for the Company’s exchangeable bonds.
Note F: Mainly due to the increase in land lease.

(29)	Deconsolidation of Subsidiaries
NEXPOWER TECHNOLOGY CORP. (NEXPOWER)
NEXPOWER, the subsidiary of UMC, was resolved for dissolution and liquidation by the shareholders’ meeting on November 11, 2020 and the liquidator took control on the same day. According to IFRS 10, the Company has lost control over NEXPOWER and therefore derecognized its relevant assets and liabilities at the date when the control was lost.
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$776,586
Other current assets	18

776,604

Liabilities
Other payables	(194)

(194)

Net assets of the deconsolidation	$776,410

b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)
Cash received	$722,559
Less: Net assets of the deconsolidation	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061

Gain on deconsolidation (Note A)	$1,775

Note A: Gain on deconsolidation was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$722,559
Net cash of subsidiary derecognized	(776,586)

Net cash outflow from deconsolidation	$(54,027)